Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust II
Prospectus Date	rr_ProspectusDate	Mar. 09, 2023
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2023